MINIMUM CAPITAL REQUIREMENTS	12 Months Ended
Dec. 31, 2025
MINIMUM CAPITAL REQUIREMENTS
MINIMUM CAPITAL REQUIREMENTS

33 . MINIMUM CAPITAL REQUIREMENTS

The Central Bank requires financial institutions to maintain minimum capital amounts measured as of each month's closing, The minimum capital is defined as the greater of (i) the basic minimum capital requirement, which is explained below, or (ii) the sum of the credit risk, operational risk and market risk, Financial institutions (including their domestic Argentine and international branches) must comply with the minimum capital requirements both on an individual and a consolidated basis.

The following table sets forth information regarding excess capital and selected capital and liquidity ratios of the Bank:

As stated above under “Presentation of Financial and Other Information”, we have prepared our audited consolidated financial statements for 2025, 2024 and 2023 under IFRS, Minimum capital requirement has been prepared in accordance with the rules of the Argentine Central Bank, which is not comparable to data prepared under IFRS.

	Year ended December 31,
	2025	2024 (3)	2023 (3) (4)

	(in thousands of Pesos except percentages and ratios)
Calculation of excess capital:
Allocated to assets at risk	304,501,175	240,732,301	148,742,119
Allocated to Bank premises and equipment, intangible assets and equity investment assets	27,913,213	31,208,043	30,532,024
Market risk	16,852,852	22,794,035	8,529,904
Public sector and securities in investment account,	928,905	703,052	779,764
Operational risk	45,771,893	97,959,978	67,124,101
Required minimum capital under Central Bank rules	395,968,038	393,397,409	255,707,912
Basic net worth	1,103,547,123	1,084,581,259	963,815,112
Complementary net worth	—	—	—
Deductions	(358,337,148)	(307,588,949)	(292,328,570)
Total capital under Central Bank rules	745,209,975	776,992,310	671,486,542
Excess capital	349,241,937	383,594,901	415,778,630
Credit Risk Weighted Assets (1)	4,026,186,872	3,364,520,068	2,200,613,815
Risk Weighted Assets (1)	4,828,237,638	4,818,204,223	3,130,795,301
Selected capital and liquidity ratios:
Regulatory capital/credit risk weighted assets	18.5%	23.1%	30.5%
Regulatory capital/risk weighted assets	15.4%	16.1%	21.4%
Average shareholders’ equity as a percentage of average total assets	12.8%	17.8%	14.5%
Total liabilities as a multiple of total shareholders’ equity	8.7x	5.4x	6.3x
Cash as a percentage of total deposits	28.9%	20.2%	14.4%
Liquid assets as a percentage of total deposits (2)	48.2%	55.6%	83.1%
Common Equity Tier 1 Capital (CET1) / risk weighted assets	15.4%	16.1%	21.4%

(1)	Risk Weighted Assets includes operational risk weighted assets, market risk weighted assets, and credit risk weighted assets, Operational risk weighted assets and market risk weighted assets are calculated by multiplying their respective required minimum capital under Central Bank rules by 12.5, Credit Risk Weighted Assets is calculated by applying the respective credit risk weights to our assets, following Central Bank rules,
(2)	Liquid assets include cash, securities issued by the Central Bank, and Repo transactions with the Central Bank. This ratio does not consider other government securities held by the Company to set Minimum Reserve Requirements.
(3)	Values adjustment for inflation.

(4)	Amounts corresponding to applying Communication “A” 8009 retrospectively for comparative purposes.